Note 16 - Equity (Details) - Accumulated Other Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (1,195,803)	$ 292,031	$ 102,383	$ 118,219
Other Comprehensive Income Before Reclassifications	1,667,181	(1,492,456)	93,427
Amounts Reclassified from AOCI	(352,589)	4,622	96,221
Net Current Period Other Comprehensive Income	1,314,592	(1,487,834)	189,648
Balance	118,789	(1,195,803)	292,031	118,219
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,270,090)	292,031	222,985
Other Comprehensive Income Before Reclassifications	1,806,641	(1,566,743)	93,427
Amounts Reclassified from AOCI	(352,589)	4,622	(24,381)
Net Current Period Other Comprehensive Income	1,454,052	(1,562,121)	69,046
Balance	183,962	(1,270,090)	292,031
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	74,287
Other Comprehensive Income Before Reclassifications	(139,460)	74,287
Net Current Period Other Comprehensive Income	(139,460)	74,287
Balance	(65,173)	74,287
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(120,602)
Amounts Reclassified from AOCI			120,602
Net Current Period Other Comprehensive Income			$ 120,602